Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
RELATED PARTY TRANSACTIONS

10.	Related Party Transactions
On March 18, 2019, the Company
entered into a merger agreement with Sorrento, Semnur, Merger Sub, and Fortis Advisors LLC. Jaisim Shah, a member of Sorrento’s board of directors, was Semnur’s Chief Executive
Officer, a member of its board of directors and a stockholder of Semnur prior to the acquisition transaction. The upfront consideration was comprised of the following: (a) a cash payment of approximately $
15.0
 million, and (b) $
55.0
 million of shares of the Company’s common stock (
47,039,315
shares issued and
352,972
shares issuable, valued at $
1.16
per share) (i.e., the Stock Consideration). Following the issuance of the Stock Consideration, Sorrento was the owner of approximately
58
% of the Company’s issued and outstanding capital stock as of December
31
,
2019
. Following the completion of the Share Exchange and as of December
31
,
2020
, Sorrento held approximately
82.3
% of the outstanding common stock of the Company.
As
 of December
31
,
2020
, approximately
14.7
% of the outstanding capital stock of the Company was held by Itochu. On January
13
,
2021
,
34,889,868
shares of the Company representing all outstanding capital stock of the Company held by Itochu were acquired by non-related
minority shareholders. Thus, Itochu is not a shareholder subsequent to January
13
,
2021
. On January
29
,
2021
, Sorrento acquired
34,889,868
shares of the Company, resulting in Sorrento holding approximately
99.97
% of the Company. During the
nine
months ended September
30
,
2022
and
2021
, the Company purchased approximately $
4.0
 million and $
4.8
 million, respectively, of inventory from Itochu, a previous minority shareholder of the Company and a Developer in the aforementioned Product Development Agreement. These costs are recorded within cost of revenues and selling, general and administrative expenses in the Company’s statement of operations.
Semnur is party to an Assignment Agreement, dated August 6, 2013 (the “Assignment Agreement”), with Shah Investor LP (“Shah Investor”). Mahendra Shah, Ph.D., who served on the Company’s board of directors from March 2019 through September 2020, is the managing partner of Shah Investor. Pursuant to the Assignment Agreement, Shah Investor assigned certain intellectual property to Semnur and Semnur agreed to pay Shah Investor a contingent quarterly royalty in the low-single
digits based on quarterly net sales of any pharmaceutical formulations for local delivery of steroids by injection developed using such intellectual property, which would include
SP-102.
Through September 30, 2022, the Company has made no royalty payments pursuant to the Assignment Agreement.
On January 1, 2017, a Transition Services Agreement (“TSA”) was executed between Scilex Pharma and Sorrento. Pursuant to the TSA, Sorrento agreed, at the Company’s request, to provide directly or indirectly certain administrative, financial, legal, tax, insurance, facility, information technology and other services. In addition to the services provided under the TSA, Sorrento retains insurance coverage on behalf of the Company. During the nine months ended September 30, 2022 and 2021, the total cost of services and insurance, including an agreed-upon markup, provided to the Company and recognized in general and administrative expenses was $
3.2
 million and $
3.0
 million, respectively.
On March 18, 2019, the Company entered into a note payable with Sorrento with an initial principal amount of $
16.5
 million for the acquisition of Semnur. The note is interest bearing at the lesser of (a)
10
% simple interest per annum, and (b) the maximum interest rate permitted under law. Interest is due and payable annually. The note payable is payable upon demand and may be prepaid in whole or in part at any time without penalty or premium. During the nine months ended September 30, 2022 and 2021, Sorrento made advances to the Company in the amount of $
27.5
 million and $
3.4
 million, respectively, under the note payable. The outstanding principal balance of the note on September 30, 2022 and December 31, 2021 was $
47.1
 million and $
19.6
 million, respectively, which was recorded under the current related party note payable in the Company’s consolidated balance sheets. As of September 30, 2022 and December 31, 2021, the Company had ending balances resulting from the accrued interest on the note payable of $
6.8
 million and $
3.9
 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. During the nine months ended September 30, 2022, the proceeds from the note payable were used to finance the operations of the Company.
On October 5, 2018, Scilex Pharma issued to Sorrento a promissory note i
n the amount of approximately $
21.7
 million for certain amounts previously advanced to Scilex Pharma by Sorrento. Scilex Pharma may borrow up to an aggregate of $
25.0
 million of principal amount under the note payable. The promissory note is interest bearing at the lesser of (a)
10
% simple interest per annum, and (b) the maximum interest rate permitted under law. All outstanding principal amounts and accrued interest are due upon maturity on August 31, 2026. On October 22, 2018, Sorrento purchased from the Company
24,117,608
shares of the Company’s common stock in exchange for the repayment of $
21.7
 million of indebtedness under this promissory note. During the nine months ended September 30, 2022 and 2021, Sorrento made advances to Scilex Pharma in the amount of $
0
and $
8.1
 million, respectively, under the promissory note. As of September 30, 2022 and December 31, 2021, the Company had ending balances resulting from the accrued interest on the note payable of $
4.9
 million and $
3.1
 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. As of September 30, 2022 and December 31, 2021, Scilex Pharma’s outstanding principal balance under the promissory note was $
23.5
 million, which was recorded under the
non-current
related party note payable in the Company’s consolidated balance sheets.
The Company received $
35.0
 million in February 2022 to fund the payment of Scilex Pharma Notes in February 2022 totaling $
20.0
 million, as described in Note 6. The $
35.0
 million received in February 2022 is due no earlier than February 2030 and was recorded under the non-current
related party note payable in the Company’s consolidated balance sheets.
Additional funding received from Sorrento is due on demand and recorded under the related party payable in the Company’s consolidated balance sheets. As of September 30, 2022, related party payables due to Sorrento included $
48.7
 million to cover working capital requirements, $
100.0
 million for repurchases of Scilex Pharma Notes, and $
17.5
 million for litigation fees (see Note 8). As of December 31, 2021, related party payables due to Sorrento consisted of $
35.7
 million to cover working capital requirements, $
51.0
 million for repurchases of Scilex Pharma Notes, and $
6.0
 million to pay litigation fees (see Note 8).
On
 May 12, 2022, the Company entered into the Bill of Sale, with Sorrento (see Note 3). Pursuant to the Bill of Sale, the Company assumed all of Sorrento’s rights, liabilities and obligations under Aardvark Asset Purchase Agreement. The Company issued the 2022 Promissory Note to Sorrento as consideration transferred. The 2022 Promissory Note matures seven years
from the date of issuance and bears interest at the rate equal to the lesser of (a)
2.66
% simple interest per annum and (b) the maximum interest rate permitted under law. As of September 30, 2022, the outstanding balance, net of discount, under the 2022 Promissory Note was $
4.2
 million, which was recorded under the
non-current
related party note payable in the Company’s consolidated balance sheets.
Debt Exchange Agreement
On September
 12, 2022, the Company and Scilex Pharma entered into a Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) with Sorrento, pursuant to which (i) Sorrento shall contribute to the Company all amounts (including accrued interest thereon, if any) for certain loans and other amounts provided by Sorrento to the Company and Scilex Pharma that remain outstanding as of immediately prior to the closing of the Business Combination (the “Aggregate Outstanding Amount” or “Outstanding Indebtedness), including with respect to the Scilex Pharma Notes, an intercompany promissory note issued by Scilex Pharma to Sorrento in the amount of approximately $
27.5
 million for certain amounts previously advanced to Scilex Pharma by Sorrento, and the other notes payable to Sorrento described above (see Note 6), in exchange for the issuance by the Company to Sorrento of preferred stock of the Company,
(ii) the Company shall contribute to Scilex Pharma the portion of such Outstanding Indebtedness that is owed by Scilex Pharma to Sorrento as a contribution of capital for no consideration, and (iii) upon the occurrence of the events described in clauses (i) and (ii), the Aggregate Outstanding Amount and the Outstanding Indebtedness shall be satisfied in full.
Pursuant to the terms of the Debt Exchange Agreement effective as of immediately prior to, and contingent upon, the closing of the
Business Combination,
Sorrento has elected to contribute the Outstanding Indebtedness to the Company in exchange for the issuance by the Company to
Sorrento of that number of shares of preferred stock, par value $
0.0001
per share, of the Company (subject to adjustment for recapitalizations, stock splits, stock dividends and similar transactions) (the “Exchange Shares” and such transaction, the “Debt Contribution”)

tha
t is equal to (i) the Aggregate Outstanding Amount plus the amount equal to
10
% of the Aggregate Outstanding Amount divided by (ii) $
11.00
(rounded up to the nearest whole share); provided, that in no event shall the Aggregate Outstanding Amount exceed $
310,000,000
. As of September 30, 2022, the Aggregate Outstanding Amount was $
276.8
 million.
On
 November 10, 2022, pursuant to the terms of the Debt Exchange Agreement, all existing related party indebtedness between the Company, Scilex Pharma, and Sorrento, totaling $
290.6
 million, was contributed by Sorrento to the Company in exchange for
29,057,097
shares of the Company’s preferred stock. At the Effective Time, such shares were then exchanged for
29,057,097
shares of New Scilex preferred stock and
2,905,710
shares of New Scilex common stock.

13.	Related Party Transactions
On March 18, 2019, the Company entered into a merger agreement with Sorrento, Semnur, Merger Sub, and Fortis Advisors LLC. Jaisim Shah, a member of Sorrento’s board of directors, was Semnur’s Chief Executive Officer, a member of its board of directors and a stockholder of Semnur prior to the acquisition transaction. The upfront consideration was comprised of the following: (a) a cash payment of approximately $
15.0
 million, and (b) $
55.0
 million of shares of the Company’s common stock (
47,039,315
shares issued and
352,972
shares issuable, valued at $
1.16
per share) (i.e., the Stock Consideration). Following the issuance of the Stock Consideration, Sorrento was the owner of approximately
58
% of the Company’s issued and outstanding capital stock as of December 31, 2019. Following the completion of the Semnur Share Exchange and as of December 31, 2020, Sorrento held approximately
82.3
% of the outstanding common stock of the Company.
During the year ended December 31, 2021, 2020 and 2019, the Company purchased approximately $
5.7
 million, $
1.0
 million, and $
8.4
 million, respectively, of inventory from Itochu, a previous minority shareholder of the Company and a Developer in the aforementioned Product Development Agreement. These costs are recorded within cost of revenues and selling, general and administrative expenses in the Company’s statement of operations. As of December 31, 2020, approximately
14.7
% of the outstanding capital stock of the Company was held by Itochu. On January 13, 2021,
34,889,868
shares of the Company representing all outstanding capital stock of the Company held by Itochu were acquired by non-related
minority shareholders. Thus, Itochu is not a shareholder subsequent to January 13, 2021. On January 29, 2021, Sorrento acquired
34,889,868
shares of the Company, resulting in Sorrento holding approximately
99.97
% of the Company.

Semnur is party to an Assignment Agreement, dated August 6, 2013 (the “Assignment Agreement”), with Shah Investor LP (“Shah Investor”). Mahendra Shah, Ph.D., who has served on the Company’s board of directors since March 2019, is the managing partner of Shah Investor. Pursuant to the Assignment Agreement, Shah Investor assigned certain intellectual property to Semnur and Semnur agreed to pay Shah Investor a contingent quarterly royalty in the low-single
digits based on quarterly net sales of any pharmaceutical formulations for local delivery of steroids by injection developed using such intellectual property, which would include
SP-102.
To date, the Company has made no royalty payments pursuant to the Assignment Agreement.
On January 1, 2017, a Transition Services Agreement (“TSA”) was executed between Scilex Pharma and Sorrento. Pursuant to the TSA, Sorrento agreed, at the Company’s request, to provide directly or indirectly certain administrative, financial, legal, tax, insurance, facility, information technology and other services. In addition to the services provided under the TSA, Sorrento retains insurance coverage on behalf of the Company. During the years ended December 31, 2021, 2020, and 2019, the total cost of services and insurance, including an agreed-upon markup, provided to the Company and recognized in general and administrative expenses was $
4.0
 million, $
2.3
 million, and $
0.9
 million, respectively.
On March 18, 2019, the Company entered into a note payable with Sorrento with an initial principal amount of $
16.5
 million. The note is interest bearing at the lesser of (a)
10
% simple interest per annum, and (b) the maximum interest rate permitted under law. Interest is due and payable annually. The note payable is payable upon demand and may be prepaid in whole or in part at any time without penalty or premium. The outstanding principal balance of the note on December 31, 2021 and 2020 was $
19.6
 million and $
13.0
 million, respectively, which was recorded under the current related party note
s
payable in the Company’s consolidated balance sheets. As of December 31, 2021 and 2020, the Company had ending balances resulting from the accrued interest on the note payable of $
3.9
 million and $
2.6
 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. The proceeds from the note payable were used to finance the acquisition of Semnur.
On October 5, 2018, Scilex Pharma issued to Sorrento a promissory note in the amount of approximately $
21.7
 million for certain amounts previously advanced to Scilex Pharma by Sorrento (the “Intercompany Note”). Scilex Pharma may borrow up to an aggregate of $
25.0
 million of principal amount under the note payable. The promissory note is interest bearing at the lesser of (a)
10
% simple interest per annum, and (b) the
maximum

interest rate permitted under law. All outstanding principal amounts and accrued interest are due upon maturity on August 31, 2026. On October 22, 2018, Sorrento purchased from the Company
24,117,608
shares of the Company’s common stock in exchange for the repayment of $
21.7
 million of indebtedness under this promissory note. During 2021 and 2020, Sorrento made advances to Scilex Pharma in the amount of $
8.1
 million and $
10.3
 million, respectively, under the promissory note. As of December 31, 2021 and 2020, the Company had ending balances resulting from the accrued interest on the promissory note of $
3.1
 million and $
1.0
 million, respectively, which was recorded under related party payable in the Company’s consolidated balance sheets. As of December 31, 2021 and 2020, Scilex Pharma’s outstanding principal balance under the promissory note was $
23.5
 million and $
15.4
 million, respectively, which was recorded under the
non-current
related party note payable in the Company’s consolidated balance sheets.
The Company received $
17.3
 million and $
20.0
 million, in February 2021 and April 2021, respectively, from Sorrento to fund the payment of Scilex Pharma Notes in February 2021 and April 2021, totaling $
40.0
 million, as described in Note 8. The $
37.3
 million received in February 2021 and April 2021 is due on demand to Sorrento and was recorded under the related party payables in the Company’s consolidated balance sheets. As of December 31, 2021, related party payables due to Sorrento included $
35.7
 million to cover working capital requirements, $
51.0
 million for repurchases of Scilex Pharma Notes, and $
6.0
 million to pay litigation fees (see Note 11). As of December 31, 2020, related party payables due to Sorrento consisted of $
13.0
 million to cover working capital requirements and $
13.7
 million for repurchases of Scilex Pharma Notes.

Vickers Vantage [Member]
Related Party Transactions (Details) [Line Items]
RELATED PARTY TRANSACTIONS
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On July 16, 2020, the Company issued an aggregate of 3,593,750 ordinary shares to an affiliate of the Sponsors for an aggregate purchase price of $25,000. In August 2020, the affiliate transferred his Founder Shares to the Sponsors for the same price paid for such shares. On October 8. 2020, the Company effected a share capitalization of 0.2 shares for each share outstanding, on December 7, 2020, the Sponsors forfeited 1,437,500 ordinary shares, which were cancelled by the Company, and on January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (the “Founder Shares”). All share and per-share
amounts have been retroactively restated to reflect the share transactions. The Founder Shares included an aggregate of up to 450,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until six months after the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Advances from Related Party
During 2020, an affiliate of the Sponsors advanced the Company an aggregate of $30,000 to fund expenses in connection with the Initial Public Offering. The advances were non-interest
bearing and payable upon demand. Such advances were repaid in connection with the closing of the Initial Public Offering. Accordingly, as of September 30, 2022 and December 31, 2021, there were no advances outstanding.
Promissory Note — Related Party
On July 16, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to an affiliate of the Sponsors, pursuant to which the Company may borrow up to an aggregate principal amount of $125,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $125,000 was repaid subsequent to the closing of the Initial Public Offering on January 14, 2021. Borrowings under the Promissory Note are no longer available to the Company.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
On December 20, 2021, the Company entered issued two convertible promissory notes to the Sponsors to evidence Working Capital Loans pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Convertible Promissory Notes”). The Convertible Promissory Notes are
non-interest
bearing and payable upon Business Combination. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. Up to $500,000 of the Convertible Promissory Notes may be converted into warrants at a price of $0.75 per warrant at the option of the Sponsors. The warrants would be identical to the Private Placement Warrants.
On January 10, 2022, the Company borrowed an additional $1,035,000, as discussed below. On January 27, 2022, Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000. As of September 30, 2022 and December 31, 2021, the principal balance of the Convertible Promissory Notes amounted to an aggregate of $2,035,000 and $500,000, respectively.
The Company assessed the provisions of the Convertible Promissory Notes under ASC
470-20.
The derivative component of the obligation is initially valued and classified as a derivative liability (see Note 9).
The debt discount is being amortized to interest expense as a non-cash
charge over the term of the Convertible Promissory Notes, which is assumed to mature in at Business Combination. During the three and nine months ended September 30, 2022, the Company recorded $1,155 and $16,901 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount at September 30, 2022 and December 31, 2021 amounted to $0 and $16,901, respectively.
On April 11, 2022, the Company entered into two simple promissory notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $1,500,000 (the “Simple Promissory Notes”). The Simple Promissory Notes are
non-interest
bearing and payable upon Business Combination. If a Business Combination is not consummated, the Simple Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. On April 18, 2022, the Company entered into two additional Simple Promissory Notes with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000. As of September 30, 2022 and December 31, 2021, the principal balance of the Simple Promissory Notes amounted to an aggregate of $2,971,667 and $0, respectively.
Related Party Extension Loans
As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination by an additional three months. In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension.,
On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On April 11, 2022, the Company extended the period of time to consummate a Business Combination to July 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On July 11, 2022, the Company extended the period of time to consummate a Business Combination to August 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On August 10, 2022, the Company extended the period of time to consummate a Business Combination to September 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On September 9, 2022, the Company extended the period of time to consummate a Business Combination to October 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.
On October 10, 2022, the Company extended the period of time to consummate a Business Combination to November 11, 2022. The Sponsors deposited $323,889 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by simple promissory notes. If a Business Combination is not consummated, the simple promissory notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
On July 16, 2020, the Company issued an aggregate of 3,593,750 ordinary shares to an affiliate of the Sponsors for an aggregate purchase price of $25,000. In August 2020, the affiliate transferred his Founder Shares to the Sponsors for the same price paid for such shares. On October 8, 2020, the Company effected a share capitalization of 0.2 shares for each share outstanding, on December 7, 2020, the Sponsors forfeited 1,437,500 ordinary shares, which were cancelled by the Company, and on January 6, 2021, the Company effected a share capitalization of 0.2 shares for each share outstanding, resulting in 3,450,000 ordinary shares issued and outstanding (the “Founder Shares”). All share and per-share
amounts have been retroactively restated to reflect the share transactions. The Founder Shares included an aggregate of up to 450,000 shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised, so that the number of Founder Shares will equal, on an as-converted
basis, approximately 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.
The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until six months after the consummation of a Business Combination or earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Advances from Related Party
During 2020, an affiliate of the Sponsors advanced the Company an aggregate of $30,000 to fund expenses in connection with the Initial Public Offering. The advances are non-interest
bearing and payable upon demand. As of December 31, 2021 and 2020, there was $0 and $30,000 advances outstanding, respectively. The outstanding amount of $30,000 was repaid on February 26, 2021.
Promissory Note — Related Party
On July 16, 2020, the Company issued an unsecured promissory note (the “Promissory Note”) to an affiliate of the Sponsors, pursuant to which the Company may borrow up to an aggregate principal amount of $125,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $125,000 was repaid subsequent to the closing of the Initial Public Offering on January 14, 2021. Borrowings under the Promissory Note are no longer available to the Company.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsors or an affiliate of the Sponsors, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $0.75 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021 and 2020, there were no amounts outstanding under the Working Capital Loans.
On December 20, 2021, the Company entered into two convertible promissory notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000 (the “Convertible Promissory Notes”). The Convertible Promissory Notes are
non-interest
bearing and payable upon Business Combination. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account. Up to $500,000 of the Convertible Promissory Notes may be converted into warrants at a price of $0.75 per warrant at the option of the Sponsors. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, the outstanding principal balance under the Convertible Promissory Notes amounted to an aggregate of $500,000. Subsequent to December 31, 2021, on January 10, 2022, the Company borrowed an additional $1,035,000, as discussed below. On January 27, 2022, Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an aggregate principal amount of $500,000. Subsequent to December 31, 2021, the principal balance of the Convertible Promissory Notes amounted to an aggregate of $2,035,000 (see Note 11).
The Company assessed the provisions of the Convertible Promissory Notes under ASC
470-20.
The derivative component of the obligation is initially valued and classified as a derivative liability (see Note 9).
The debt discount is being amortized to interest expense as a non-cash
charge over the term of the Convertible Promissory Notes, which is assumed to mature in April 2022, the Company’s expected Business Combination date.

During the year ended December 31, 2021, the Company recorded $1,826 of interest expense related to the amortization of the debt discount. The remaining balance of the debt discount at December 31, 2021 amounted to $16,901.
Related Party Extension Loans
As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination up to two times, each by an additional three months (until July 11, 2022 to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $1,035,000 ($0.075 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension, providing a total possible Business Combination period up until July 11, 2022 for a total payment value of $2,070,000 ($0.15 per unit in either case). Any such deposits would be made in the form of non-interest
bearing loans. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insider’s discretion, converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $0.75 per Private Placement Warrant. The Sponsor and its affiliates or designees intend, but are not obligated, to fund the Trust Account to extend the time for the Company to complete a Business Combination.
On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing
loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.